Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Consolidated MHFG's balance sheets
Noncontrolling interests	¥ 618,420	¥ 484,909
Unconsolidated VIEs
Consolidated MHFG's balance sheets
Noncontrolling interests	¥ 509,000	¥ 389,000